Defined Asset Funds(R)

Concept Series 2000 A

Capital Appreciation Fundamental Research

IRA Ideal!

Tele-Global Trust

In Touch with Progress, Online for Growth

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In Touch with the Future

More than a century ago, Samuel Morse gave us the ground-breaking telegraph, and Alexander Graham Bell created the telephone.

From the fast-paced world of business, to how our families keep in touch, our lives have been changed by astounding advances in communications technology. We believe that progress in telecommunications and expanding demand for services have combined to make this industry increasingly attractive to investors. Favorable domestic regulatory trends and growing global potential continue to brighten the outlook for telecom stocks.

Evolution of Telecommunications A look at some of the developments that shaped the world of telecommunications:

1844
Samuel Morse sends his historic telegraph message, "What hath God wrought?"

1876
Alexander Graham Bell's first telephone call - "Mr. Watson, come here, I want you."

1925
Bell Labs Research produces the first talking motion pictures.

1965
"Early Bird" is the world's first commercial communications satellite.


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1966
Development of silicon chip makes computers smaller and much faster.

1972
FCC opens up domestic satellite transmission.

1990
Cellular phones grow in popularity.

1996
Landmark telecommunications legislation is passed.

1998
Lucent introduces 400-gigabit fiberoptic cable that can transmit the equivalent of 90,000 encyclopedia volumes per second!

2000
Broadband comes of age.

Why Telecommunications?

Favorable Regulatory Trends

U.S. legislation has opened a host of opportunities to telecommunications firms, allowing telephone companies and cable providers to cross their traditional service boundaries and offer mufti-service packages. Now, cable companies can connect phone calls, local phone companies can enter the long-distance arena, and both local and long-distance phone carriers can broadcast television programs.

As the breadth of products and services continues to expand, so do the potential benefits to consumers and investors.

Global Opportunities Abound

Although the Trust consists mainly of domestic stocks, 25% of the Portfolio is comprised of telecommunications stocks from other countries that seem poised for growth. The privatization of government-owned telephone companies, which has had a favorable impact on the profitability of some foreign telecommunications companies, is likely to continue.

Technologically Friendly


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Adding a second telephone line for your modem, buying a pager for your teenager, getting a cable hook-up to catch the latest movies and download computer files-these services create common demands: hardware and service systems for transmission.

Telecommunications equipment manufacturers are expected to profit as consumers place increasing demands on service providers, which in turn will continue to retool their own systems to meet rising demand.

Rigorously Screened

Our experienced Defined Asset Funds(R) research analysts use an extensive screening process to determine which stocks to include in the Portfolio. The process used to screen the stocks involves:

o Identifying telecommunications companies we believe have the potential to grow over the next two years.

o Performing thorough financial analyses including the review of each company's operating history, balance sheet and cash flow to determine credit quality.

o Reviewing the stocks for liquidity, market share and timeliness of purchase.

The Portfolio

The Tele-Global Trust seeks capital appreciation by investing in 38 leading domestic and foreign companies from the telecommunications industry. Selected by the Defined Asset Funds Research Group, we believe these companies are well-positioned to benefit from industry trends.

The Portfolio will hold its stocks for about two years. At the end of that time, you can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge.

A DEFINED PORTFOLIO

Company                                                                   Symbol

Bell Atlantic Corporation                                                  BEL

Bell Atlantic, which merged with
NYNEX in 1997 and has a merger in progress with GTE, offers a full range of telecommunications services.

BellSouth Corporation                                                      BLS


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This company provides telecommunications, Internet and data services, wireless communications, cable and digital TV, directory advertising and publishing.

SBC Communications, Inc.                                                   SBC

One of the largest telecommunications companies in the United States, SBC Communications' subsidiaries and affiliates provide wireline and wireless telecommunications services and equipment and cable television services. Independents

ALLTEL Corporation                                                         AT

ALLTEL Corporation, an independent telecommunications company, provides wireline and wireless communications, directory publishing and software services.

CenturyTel, Inc.                                                           CTL

CenturyTel provides a range of telecommunications services including local, long distance, wireless and Internet.

GTE Corporation                                                            GTE

A major independent telephone company, GTE provides an array of telecommunications services including local, long-distance, wireless, Internet and web-based applications.

Internet Services

Network Solutions, Inc.*                                                   NSOL

Network Solutions, the pioneer of Web addresses, acts as the exclusive registrar of Internet domain names within the .com, .org, .net and .edu top-level domains.

Long Distance

AT&T Corporation                                                           T

With the world's biggest communications network, AT&T runs the largest long distance and digital wireless network in the United States.

MCI WorIdCom, Inc.*                                                        WCOM

MCI WorIdCom is one of the largest telecommunications companies in the United States, serving local, long-distance and Internet customers worldwide.

Sprint Corporation                                                         FON


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A global communications company engaged in integrating local, long-distance and wireless communications services, Sprint also carries Internet traffic.

Wireless

United States Cellular Corporation*                                        USM

United States Cellular Corporation provides wireless telephone services to over two million customers.

Telecommunications Equipment

ADC Telecommunications, Inc.*                                              ADCT

ADC Telecommunications designs, manufactures and markets transmission, networking and broadband connectivity products.

ADTRAN, Inc.*                                                              ADTN

This company designs, develops, manufactures, markets and services a broad range of high-speed digital transmission products.

Dycom Industries, Inc.*                                                    DY

Dycom provides engineering, design, construction, maintenance and facilities locating services to the telecommunications, cable television and electrical utility industries.

E-Tick Dynamics, Inc.*                                                     ETEK

E-Tek is a leader in the design and manufacturing of high quality passive components and modules designed to increase the bandwidth capacity of fiber-optic networks.

Inter-Tel, Inc.                                                            INTL

This company is a full-service provider of digital communications platforms, computer telephone integration, unified message software, long-distance and network services, network and data products and leasing services.

Lucent Technologies, Inc.                                                  LU

Lucent is one of the largest providers of telecommunications equipment in the world.

Motorola, Inc.                                                             MOT

Motorola is a global leader in providing integrated communications and embedded electronic solutions.


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Company                                                                   Symbol

QUALCOMM, Inc.*                                                            QCOM

A leader in digital wireless technologies, QUALCOMM's proprietary digital wireless technology has been adopted as the United States digital cellular standard.

Scientific-Atlanta, Inc.                                                   SFA

This company's digital video, voice and data communications products connect information providers with information consumers via broadband and satellite networks.

Symbol Technologies, Inc.                                                  SBL

Symbol Technologies is a global leader in mobile computing and communications systems, offering innovative customer solutions.

Tellabs, Inc.*                                                             TLAB

Tellabs' strategy focuses on the development of managed digital transport and access systems.

Telecommunications/Networking

3Com Corporation*                                                          COMS

3Com is the second-largest networking company in the world, delivering end-to-end connectivity solutions.

Broadcom Corporation*                                                      BRCM

A leading developer of silicon solutions that enable broadband digital data transmission, Broadcom is rapidly expanding its market share in Ethernet networking, xDSL and digital satellite markets.

Cisco Systems, Inc.*                                                       CSCO

The world-wide leader in networking for the Internet, Cisco's products include routers, LAN and ATM switches, dial-up access servers and network management software.

Network Appliance, Inc.*                                                   NTAP

This company is a leading provider of network storage and data access solutions.

Telecommunications/Software Services


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Convergys Corporation*                                                     CVG

Convergys is a leading provider of outsourced information and customer management solutions. International

Alcatel+                                                                   ALA

Alcatel provides telecommunications equipment and systems to telephone companies worldwide, as well as to corporate and consumer markets.

BCE, Inc.+                                                                 BCE

Canada's largest telecommunications company, BCE offers a full spectrum of communications services and solutions.

British Telecommunications PLC+ BTY British Telecommunications is a leading provider of telecommunications services in the United Kingdom.

France Telecom S.A.+                                                       FTE

France Telecom is the principal provider of telecommunications services in France and the world's fourth-largest telecommunications carrier.

KPN NV+ KPN KPN provides a full range of telecommunications services, including local, long-distance, wireless, paging and Internet services.

Nokia Corporation+ NOK Nokia is an international telecommunications company and the largest manufacturer of wireless phones.

Nortel Networks Corporation+                                               NT

This company is a leading global telecommunications equipment supplier. Its main product lines are switching, enterprise, wireless and broadband networks.

Telecom Italic SpA+                                                        TI

This company provides a wide range of telecommunications services in Italy and internationally.

Telefonaktiebolaget LM Ericsson+                                           ERICY


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This Swedish company is an international leader in telecommunications products, including mobile telecommunications.

Telefonica S.A.*+                                                          TEF

Telefonica provides wireline, wireless, Internet and cable TV services in Spain and Latin America.

Vodafone AirTouch PLC.+                                                    VOD

A leading mobile telecommunications provider, Vodafone AirTouch owns or has partnership interests in wireless properties throughout the world.

*    These securities do not pay dividends.

+ These issuers are foreign corporations; any dividends will be subject to withholding taxes.

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FIXED-INCOME FUNDS

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Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Call Now!

You can get started with the Tele-Global Trust for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital


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preservation or current income. It consists solely of telecommunications stocks, which can involve special risks.

o There can be no assurance that the Portfolio will meet its objective.

o Federal legislation is changing pricing structures and increasing competition.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. International stocks make up 25% of the Portfolio, which may be subject to special risks including higher volatility, fluctuating currency exchange rates and political developments. There can be no assurance that stock prices will not decrease.

Tax Reporting

The proceeds you receive when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. By holding this Portfolio for more than one year, investors may be eligible for favorable federal tax rates on net long-term capital gains (currently, no more than 20%) for individuals. On rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge in six monthly payments of about $2.50 per 1,000 units, deducted from the Portfolio's net asset value each year of the Portfolio's two-year life ($15.00 annually).

                                         As a % of Public          Amount Per
                                          Offering Price          1,000 Units

Initial Sales Charge                         1.00%                  $10.00
Deferred Sales Charge Year1                  1.50%                  $15.00


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Deferred Sales Charge Year 2                 1.50%                  $15.00
                                             ----                   ------

Maximum Sales Charge                         4.00%                  $40.00

Creation and Development Fee
(as a % of net assets)                       0.250%                 $2.48

Estimated Annual Expenses
(as a % of net assets)                       0.173%                 $1.71

Estimated Organization Costs                                        $0.85

If you sell your units before the final deferred sales charge installment in either the first or second year, the remaining balance of your deferred sales charge for that year will be deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

                                                Total Two-year Sales
    Amount                                        Charge as a % of
   Purchased                                   Public Offering Price

Less than $50,000                                       4.00%
$50,000 to $99,999                                      3.75
$100,000 to $249,999                                    3.25
$250,000 to $999,999                                    3.00
$1,000,000 or more                                      2.50


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    (C)2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.
 Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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